Leases (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Line Items]
Operating lease expenses (in Dollars)	$ 1,517,454	$ 1,095,430
Canada [Member]
Leases [Line Items]
Borrowing rate	8.50%
Australia [Member]
Leases [Line Items]
Borrowing rate	5.34%
Minimum [Member] | Japan [Member]
Leases [Line Items]
Borrowing rate	2.03%
Minimum [Member] | Hong Kong [Member]
Leases [Line Items]
Borrowing rate	2.83%
Minimum [Member] | Canada [Member]
Leases [Line Items]
Borrowing rate	2.25%
Maximum [Member] | Japan [Member]
Leases [Line Items]
Borrowing rate	6.69%
Maximum [Member] | Hong Kong [Member]
Leases [Line Items]
Borrowing rate	4.48%
Maximum [Member] | Canada [Member]
Leases [Line Items]
Borrowing rate	5.25%